[EATON VANCE LOGO]

Annual Report December 31, 2001


EATON VANCE
TAX FREE
RESERVES

[GRAPHIC OF HIGHWAY AT NIGHT]

[GRAPHIC OF BRIDGE]

[GRAPHIC OF EDUCATION SIGN]

EATON VANCE TAX FREE RESERVES AS OF DECEMBER 31, 2001

INVESTMENT UPDATE

[PHOTO OF WILLIAM H. AHERN]

WILLIAM H. AHERN
PORTFOLIO MANAGER

INVESTMENT ENVIRONMENT

     The Economy

- The U.S. economy weakened significantly in 2001, marking the end of the longest economic expansion in the nation's history. The pace of job layoffs quickened in the first half of the year, especially in the technology, telecom and manufacturing sectors. Then, the tragic events of September 11 exacerbated an already difficult situation, and by December, the nation's unemployment rate rose to 5.8%, its highest level in six years.

- The nation's Gross Domestic Product contracted 1.3% in the third quarter of 2001, the first such quarterly decline since 1991. Echoing the discouraging anecdotal evidence, in early December, the National Bureau of Economic Research - the agency responsible for dating economic cycles - officially pronounced the U.S. economy to be in a recession. The advance estimates from the Commerce Department for fourth quarter indicated that GDP grew by a modest 0.2%.

     The Market

- In an effort to stimulate economic activity, the Federal Reserve continued the accommodative monetary policy it began in January. By year-end, the Federal Reserve had lowered its benchmark Federal Funds rate - a key short-term interest rate barometer - on 11 occasions by a total of 475 basis points (4.75%). As a result of the Federal Reserve's actions, money market yields were down in 2001.

THE FUND

     The Past Year

- During the year ended December 31, 2001, shareholders of Eaton Vance Tax Free Reserves received $0.021 per share in income dividends, free from regular federal income tax.(1)

     About Eaton Vance Tax Free Reserves

- Eaton Vance Tax Free Reserves invests only in dollar-denominated, high-quality securities with low credit risk.(2)

- The Fund seeks to invest in short-term obligations that have been rated in one of the two highest short-term ratings categories.

- Taxes are always a concern for investors who wish to maximize their after-tax returns. A money market mutual fund investing in high-quality investments, exempt from regular federal income tax, can be a sensible way to earn income, while preserving capital and maintaining liquidity.(1)

------------------
(1) A portion of the Fund's income could be subject to federal alternative minimum tax. Income may be subject to state tax.


(2) An investment in the Fund is neither insured nor guaranteed by the U.S. Government. Although the Fund seeks to maintain a stable net asset value of $1.00 per share, it is possible to lose money by investing in the Fund. The Fund has no sales charge.


Mutual fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

EATON VANCE TAX FREE RESERVES AS OF DECEMBER 31, 2001

PORTFOLIO OF INVESTMENTS

TAX-EXEMPT INVESTMENTS -- 96.9%

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------
Commercial Paper -- 4.7%
------------------------------------------------------------------------
    $ 1,500        Rochester, MN, Health Care Facilities,
                   (Mayo Clinic), 1.70%, 2/20/02             $ 1,500,000
------------------------------------------------------------------------
                                                             $ 1,500,000
------------------------------------------------------------------------
General Obligation Notes/Bonds -- 28.5%
------------------------------------------------------------------------
    $   825        Amarillo, TX, Independent School
                   District, 7.00%, 2/1/02                   $   827,785
      1,120        Clackamas & Washington County, OR,
                   School District, 5.85%, 8/1/02              1,142,080
        900        Dougherty County, GA, School District,
                   5.00%, 3/1/02                                 903,218
        500        Jordan Utah School District,
                   5.60%, 6/15/02                                506,320
        740        Kent County, DE, (FSA), 2.00%, 9/1/02         740,000
        750        Mecklenburg County, NC, Public
                   Improvements, 4.75%, 4/1/02                   753,614
      1,000        New Jersey State, 6.25%, 8/1/02             1,033,935
        750        Oklahoma Water Resource Board State Loan
                   Program, 2.53%, 4/1/02                        750,000
      1,055        South Carolina State, 4.50%, 7/1/02         1,064,541
      1,500        Wisconsin Operating Notes,
                   3.75%, 6/17/02                              1,508,776
------------------------------------------------------------------------
                                                             $ 9,230,269
------------------------------------------------------------------------
Variable Rate Demand Obligations -- 63.7%
------------------------------------------------------------------------
    $ 1,250        Albuquerque NM, Airport,
                   (LOC: Bayerische Landesbank),
                   1.65%, 7/1/17                             $ 1,250,000
        600        Chicago IL O'Hare International Airport,
                   (Compagnie National Air France),
                   (LOC: Societe Generale), 1.70%, 5/1/18        600,000
      2,000        Clark County, NV, Airport,
                   (LOC: Westdeutche Landesbank),
                   1.55%, 7/1/25                               2,000,000
        800        Columbia, MO, Special Obligations,
                   (LOC: Toronto Dominion Bank),
                   1.60%, 6/1/08                                 800,000
      2,000        Delaware Valley, PA, Regional Finance
                   Authority, (LOC: Credit Suisse First
                   Boston), 1.60%, 12/1/20                     2,000,000
        500        District Columbia, (LOC: Morgan Guaranty
                   Trust), Series B-1, 1.95%, 6/1/03             500,000
        700        District Columbia, (LOC: Morgan Guaranty
                   Trust), Series B-3, 1.95%, 6/1/03             700,000
        400        Farmington, NM, Pollution Control,
                   (LOC: Barclays Bank PLC), 2.00%, 9/1/24       400,000
        700        Galveston, TX, IDR, (Mitchell
                   Interests), (LOC: Bank One Texas, N.A.),
                   1.85%, 9/1/13                                 700,000
        740        Illinois Development Finance Authority,
                   (Cinnamon Lake Towers), (LOC: Bank One,
                   N.A.), 1.80%, 4/15/37                         740,000
PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------

Variable Rate Demand Obligations (continued)
------------------------------------------------------------------------
    $ 1,000        Indiana Health Facility Financing
                   Authority, (Deaconess Hospital),
                   (LOC: First National Bank of Chicago),
                   1.65%, 1/1/22                             $ 1,000,000
      1,500        Kansas City, MO, IDA, (Willow Creek IV
                   Apartments), Fannie Mae, 1.65%, 9/1/25      1,500,000
      1,500        Kenton County, KY, Airport Board,
                   (LOC: Commerzbank A.G.),
                   1.65%, 10/1/30                              1,500,000
        950        Metropolitan Government of Nashville and
                   Davidson County, TN, IDR, (Dixie
                   Graphics, Inc.), (LOC: Suntrust Bank,
                   Nashville N.A.), 1.65%, 5/1/09                950,000
        750        Nebhelp, Inc., NE, MBIA, 1.80%, 12/1/16       750,000
        700        Panhandle-Plains, TX, HEFA,
                   (LOC: Student Loan Marketing),
                   1.65%, 10/1/02                                700,000
      2,000        Port Development Corp., TX, Stolt
                   Terminals, (LOC: Canadian Imperial
                   Bank), 1.60%, 1/15/14                       2,000,000
      1,020        Putnam County, FL, PCR, (Seminole
                   Electric), 2.10%, 3/15/14                   1,020,000
        500        Putnam County, FL, PCR, (Seminole
                   Electric), (SBPA: National Rural
                   Utilities Corp.), 2.10%, 3/15/14              500,000
      1,000        Texas Veteran's Housing Assistance State
                   Guaranty, 1.55%, 12/1/16                    1,000,000
------------------------------------------------------------------------
                                                             $20,610,000
------------------------------------------------------------------------
Total Tax-Exempt Investments -- 96.9%
   (identified cost $31,340,269)                             $31,340,269(1)
------------------------------------------------------------------------
Other Assets, Less Liabilities -- 3.1%                       $ 1,014,432
------------------------------------------------------------------------
Net Assets -- 100.0%                                         $32,354,701
------------------------------------------------------------------------

 At December 31, 2001, the concentration of the Fund's investments in the various states, determined as a percentage of net assets, is as follows:

Texas                                                      16.2%
Others, representing less than 10% individually            80.7%

 (1)  Cost for federal income taxes is the same.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE TAX FREE RESERVES AS OF DECEMBER 31, 2001

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2001
Assets
-----------------------------------------------------
Investments, at amortized cost            $31,340,269
Cash                                           64,763
Receivable for investments sold               875,951
Receivable for Fund shares sold                50,925
Interest receivable                           175,904
Prepaid expenses                                  177
-----------------------------------------------------
TOTAL ASSETS                              $32,507,989
-----------------------------------------------------

Liabilities
-----------------------------------------------------
Dividends payable                         $    22,801
Payable to affiliate for Trustees' fees           522
Payable for Fund shares redeemed              110,973
Accrued expenses                               18,992
-----------------------------------------------------
TOTAL LIABILITIES                         $   153,288
-----------------------------------------------------
NET ASSETS FOR 32,372,249 SHARES OF
   BENEFICIAL INTEREST OUTSTANDING        $32,354,701
-----------------------------------------------------

Sources of Net Assets
-----------------------------------------------------
Paid-in capital                           $32,372,249
Accumulated net realized loss (computed
   on the basis of identified cost)           (17,548)
-----------------------------------------------------
TOTAL                                     $32,354,701
-----------------------------------------------------

Shares of beneficial interest outstanding
-----------------------------------------------------
                                           32,372,249
-----------------------------------------------------

Net Asset Value, Offering Price and
Redemption Price Per Share
-----------------------------------------------------
($32,354,701  DIVIDED BY 32,372,249
   SHARES OF BENEFICIAL INTEREST
   OUTSTANDING)                           $      1.00
-----------------------------------------------------

STATEMENT OF OPERATIONS

FOR THE YEAR ENDED
DECEMBER 31, 2001
Investment Income
----------------------------------------------------
Interest                                  $1,088,009
----------------------------------------------------
TOTAL INVESTMENT INCOME                   $1,088,009
----------------------------------------------------

Expenses
----------------------------------------------------
Investment adviser fee                    $  191,839
Trustees' fees and expenses                    5,089
Legal and accounting services                 26,447
Registration fees                             18,782
Transfer and dividend disbursing agent
   fees                                       16,130
Printing and postage                           3,240
Custodian fee                                 35,435
Interest                                         755
Miscellaneous                                  7,696
----------------------------------------------------
TOTAL EXPENSES                            $  305,413
----------------------------------------------------
Deduct --
   Reduction of custodian fee             $   35,435
   Reduction of investment adviser fee        16,844
----------------------------------------------------
TOTAL EXPENSE REDUCTIONS                  $   52,279
----------------------------------------------------

NET EXPENSES                              $  253,134
----------------------------------------------------

NET INVESTMENT INCOME                     $  834,875
----------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE TAX FREE RESERVES AS OF DECEMBER 31, 2001

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

INCREASE (DECREASE)                       YEAR ENDED         YEAR ENDED
IN NET ASSETS                             DECEMBER 31, 2001  DECEMBER 31, 2000
------------------------------------------------------------------------------
From operations --
   Net investment income                  $         834,875  $       1,499,750
   Net realized gain                                     --                139
------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS
   FROM OPERATIONS                        $         834,875  $       1,499,889
------------------------------------------------------------------------------
Distributions to shareholders --
   From net investment income             $        (834,875) $      (1,499,750)
------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS       $        (834,875) $      (1,499,750)
------------------------------------------------------------------------------
Transactions in shares of beneficial
   interest at Net Asset Value of $1.00
   per share --
   Proceeds from sale of shares           $      90,195,922  $     150,717,003
   Net asset value of shares issued to
      shareholders in payment of
      distributions declared                        176,830            383,825
   Cost of shares redeemed                     (103,721,203)      (145,853,552)
------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM FUND SHARE TRANSACTIONS           $     (13,348,451) $       5,247,276
------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS     $     (13,348,451) $       5,247,415
------------------------------------------------------------------------------

Net Assets
------------------------------------------------------------------------------
At beginning of year                      $      45,703,152  $      40,455,737
------------------------------------------------------------------------------
AT END OF YEAR                            $      32,354,701  $      45,703,152
------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE TAX FREE RESERVES AS OF DECEMBER 31, 2001

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                  YEAR ENDED DECEMBER 31,
                                  --------------------------------------------------------
                                    2001        2000        1999        1998        1997
------------------------------------------------------------------------------------------
Net asset value -- Beginning
   of year                        $ 1.000     $ 1.000     $ 1.000     $ 1.000     $ 1.000
------------------------------------------------------------------------------------------

Income (loss) from operations
------------------------------------------------------------------------------------------
Net investment income             $ 0.021     $ 0.036     $ 0.029     $ 0.031     $ 0.031
------------------------------------------------------------------------------------------

Less distributions
------------------------------------------------------------------------------------------
From net investment income        $(0.021)    $(0.036)    $(0.029)    $(0.031)    $(0.031)
------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS               $(0.021)    $(0.036)    $(0.029)    $(0.031)    $(0.031)
------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF YEAR    $ 1.000     $ 1.000     $ 1.000     $ 1.000     $ 1.000
------------------------------------------------------------------------------------------

TOTAL RETURN(1)                      2.20%       3.69%       2.89%       3.09%       3.16%
------------------------------------------------------------------------------------------

Ratios/Supplemental Data+
------------------------------------------------------------------------------------------
Net assets, end of year (000's
   omitted)                       $32,355     $45,703     $40,456     $47,272     $33,960
Ratios (As a percentage of
   average daily net assets):
   Net expenses                      0.75%       0.55%       0.46%       0.48%       0.52%
   Net expenses after
      custodian fee reduction        0.66%       0.46%       0.38%       0.40%       0.46%
   Interest expense                    --(2)       --(2)       --(2)     0.01%       0.01%
   Net investment income             2.18%       3.56%       2.83%       3.04%       3.12%
------------------------------------------------------------------------------------------
+  The operating expenses of the Fund reflect a reduction of the investment adviser fee, an allocation of expenses to the Investment Adviser, or both. Had such actions not been taken, the ratios and net investment income per share would have been as follows:
Ratios (As a percentage of
   average daily net assets):
   Expenses                          0.79%       0.75%       0.76%       0.76%       0.67%
   Expenses after custodian
      fee reduction                  0.70%       0.66%       0.68%       0.68%       0.61%
   Net investment income             2.13%       3.36%       2.53%       2.76%       2.96%
Net investment income per
   share                          $ 0.021     $ 0.034     $ 0.026     $ 0.028     $ 0.030
------------------------------------------------------------------------------------------

 (1) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
 (2)  Represents less than 0.01%.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE TAX FREE RESERVES AS OF DECEMBER 31, 2001

NOTES TO FINANCIAL STATEMENTS

1 Significant Accounting Policies
-------------------------------------------
   Eaton Vance Tax Free Reserves (the Fund) is a series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is an entity of the type known as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund seeks to earn as high a rate of income exempt from regular federal income tax as may be consistent with preservation of capital and maintenance of liquidity. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

 A Security Valuation -- The Fund values investment securities utilizing the amortized cost valuation technique permitted by Rule 2a-7 of the Investment Company Act of 1940, pursuant to which the Fund must comply with certain conditions. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium.

 B Interest Income -- Interest income consists of interest accrued, adjusted for amortization of any discount or premium, accrued ratably to the date of maturity or call.

 C Federal Taxes -- The Fund's policy is to comply with the provisions of the Internal Revenue Code (the Code) applicable to regulated investment companies and to distribute to shareholders each year all of its net investment income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is necessary. At December 31, 2001, the Fund, for federal income tax purposes, had a capital loss carryover of $17,548, which will reduce the Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Such capital loss carryover will expire on December 31, 2002 ($16,069) and December 31, 2005 ($1,479). At December 31, 2001, the Fund did
   not have any undistributed ordinary income on a tax basis. Dividends paid by the Fund from net interest earned on tax-exempt municipal bonds are not includable by shareholders as gross income for federal income tax purposes because the Fund intends to meet certain requirements of the Code applicable to regulated investment companies which will enable the Fund to pay exempt-interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item for shareholders.

 D Other -- Investment transactions are accounted for on a trade date basis.

 E Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian to the Fund. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balance the Fund maintains with IBT. All significant credit balances used to reduce the Fund's custodian fees are reported as a reduction of total expenses in the Statement of Operations.

 F Use of Estimates -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

2 Distribution to Shareholders
-------------------------------------------
   The net investment income of the Fund is determined daily, and substantially all of the net investment income so determined is declared as a dividend to shareholders of record at the time of declaration. Such dividends are paid monthly. Distributions are paid in the form of additional shares of the Fund, or, at the election of the shareholder, in cash.

3 Investment Adviser Fee and Other Transactions with Affiliates
-------------------------------------------
   The investment adviser fee is earned by Eaton Vance Management (EVM) as compensation for management, investment advisory, and other services rendered to the Fund and is computed at the monthly rate of 1/24 of 1% (0.50% annually) of the Fund's average daily net assets. To enhance the net investment income of the Fund, EVM made a reduction of its fee in the amount of $16,844 for the year ended December 31, 2001. Except as to Trustees of the Fund who are not members of EVM's organization, officers and Trustees receive remuneration for their services to the Fund out of such investment adviser fee. Certain officers and Trustees of the Fund are officers of the above organization.

EATON VANCE TAX FREE RESERVES AS OF DECEMBER 31, 2001

NOTES TO FINANCIAL STATEMENTS CONT'D

4 Shares of Beneficial Interest
-------------------------------------------
   The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value).

5 Line of Credit
-------------------------------------------
   The Fund participates with other portfolios and funds managed by EVM and affiliates in a $150 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the Fund solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each participating portfolio or fund based on its borrowings at an amount above the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Fund did not have any significant borrowings or allocated fees during the year ended December 31, 2001.

6 Purchases and Sales of Investments
-------------------------------------------
   The Fund invests primarily in state and municipal debt securities. The ability of the issuers of the debt securities held by the Fund to meet their obligations may be affected by economic developments in a specific industry or municipality. Purchases and sales (including maturities) of investments aggregated $70,878,257 and $83,735,000, respectively.

EATON VANCE TAX FREE RESERVES AS OF DECEMBER 31, 2001

INDEPENDENT ACCOUNTANTS' REPORT

TO THE TRUSTEES AND SHAREHOLDERS
OF EATON VANCE TAX FREE RESERVES
---------------------------------------------

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Eaton Vance Tax Free Reserves (the "Fund") at December 31, 2001, and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2001 by correspondence with the custodian, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
February 11, 2002

EATON VANCE TAX FREE RESERVES AS OF DECEMBER 31, 2001

MANAGEMENT AND ORGANIZATION

FUND MANAGEMENT. The Trustees of the Eaton Vance Tax Free Reserves (the Fund) are responsible for the overall management and supervision of the Fund's affairs. The Trustees and officers of the Fund are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years.

INTERESTED TRUSTEE(S)

NAME,                      POSITION(S)             TERM OF OFFICE
ADDRESS                     WITH THE                AND LENGTH OF             PRINCIPAL OCCUPATION(S)
AND AGE                       FUND                   SERVICE(3)               DURING PAST FIVE YEARS
----------------------------------------------------------------------------------------------------------------------
Jessica M.               Trustee          Trustee Since                       President and Chief Executive Officer of
Bibliowicz(1)                             1998                                National Financial Partners (financial
Age 42                                                                        services company) (since April 1999).
The Eaton Vance                                                               President and Chief Operating Officer of
Building                                                                      John A. Levin & Co. (registered
255 State Street                                                              investment advisor) (July 1997 to
Boston, MA 02109                                                              April 1999) and a Director of Baker,
                                                                              Fentress & Company which owns John A.
                                                                              Levin & Co., a registered investment
                                                                              advisor (July 1997 to April 1999).
                                                                              Executive Vice President of Smith Barney
                                                                              Mutual Funds (July 1994 to June 1997).
James B. Hawkes(2)       President and    President and Trustee Since         Chairman, President and Chief Executive
Age 60                   Trustee          1991                                Officer of BMR, EVM and their corporate
The Eaton Vance                                                               parent Eaton Vance Corp (EVC) and
Building                                                                      corporate trustee Eaton Vance, Inc.
255 State Street                                                              (EV); Vice President of EVD. President
Boston, MA 02109                                                              or Officer of 170 funds managed by EVM
                                                                              or its affiliates.

NAME,                     NUMBER OF PORTFOLIOS
ADDRESS                      IN FUND COMPLEX       OTHER DIRECTORSHIPS
AND AGE                  OVERSEEN BY TRUSTEE(4)    HELD
-----------------------
Jessica M.                              165
Bibliowicz(1)
Age 42
The Eaton Vance
Building
255 State Street
Boston, MA 02109
James B. Hawkes(2)                      170        Director of EVC, EV and EVD.
Age 60
The Eaton Vance
Building
255 State Street
Boston, MA 02109

 (1) Ms. Bibliowicz is deemed to be an interested person of the Fund because of her affiliation with a brokerage firm.
 (2) Mr. Hawkes is an interested person of the Fund because of his position as Director, Chairman, President and Chief Executive Officer of BMR, EVM, and EVC, which are affiliates of the Fund and EVM.
 (3)  Trustees and officers serve for an indefinite term.
 (4)  Includes both master and feeder funds in a master feeder structure.

DISINTERESTED DIRECTORS(S)

NAME,                      POSITION(S)             TERM OF OFFICE
ADDRESS                     WITH THE                AND LENGTH OF             PRINCIPAL OCCUPATION(S)
AND AGE                       FUND                   SERVICE(3)               DURING PAST FIVE YEARS
----------------------------------------------------------------------------------------------------------------------
Donald R. Dwight         Trustee          Trustee Since 1986                  President of Dwight Partners, Inc.
Age 70                                                                        (corporate relations and communications
The Eaton Vance                                                               company).
Building
255 State Street
Boston, MA 02109
Samuel L. Hayes, III     Trustee          Trustee Since 1986                  Jacob H. Schiff Professor of Investment
Age 67                                                                        Banking Emeritus, Harvard University
The Eaton Vance                                                               Graduate School of Business
Building                                                                      Administration.
255 State Street
Boston, MA 02109
Norton H. Reamer         Trustee          Trustee Since 1986                  Chairman and Chief Operating Officer,
Age 66                                                                        Hellman, Jordan Management Co., Inc. (an
The Eaton Vance                                                               investment management company).
Building                                                                      President, Unicorn Corporation
255 State Street                                                              (investment and financial advisory
Boston, MA 02109                                                              services company) (since
                                                                              September 2000). Formerly, Chairman of
                                                                              the Board, United Asset Management
                                                                              Corporation (a holding company owning
                                                                              institutional investment management
                                                                              firms) and Chairman, President and
                                                                              Director, UAM Funds (mutual funds).

NAME,                     NUMBER OF PORTFOLIOS
ADDRESS                      IN FUND COMPLEX       OTHER DIRECTORSHIPS
AND AGE                  OVERSEEN BY TRUSTEE(4)    HELD
-----------------------
Donald R. Dwight                        170        Trustee/Director of the Royce Funds
Age 70                                             (consisting of 17 portfolios).
The Eaton Vance
Building
255 State Street
Boston, MA 02109
Samuel L. Hayes, III                    170        Director of Tiffany & Co. Director of
Age 67                                             Telect, Inc.
The Eaton Vance
Building
255 State Street
Boston, MA 02109
Norton H. Reamer                        170
Age 66
The Eaton Vance
Building
255 State Street
Boston, MA 02109

EATON VANCE TAX FREE RESERVES AS OF DECEMBER 31, 2001

MANAGEMENT AND ORGANIZATION

DISINTERESTED DIRECTORS(S) (CONTINUED)

NAME,                      POSITION(S)             TERM OF OFFICE
ADDRESS                     WITH THE                AND LENGTH OF             PRINCIPAL OCCUPATION(S)
AND AGE                       FUND                   SERVICE(3)               DURING PAST FIVE YEARS
----------------------------------------------------------------------------------------------------------------------
Lynn A. Stout            Trustee          Trustee Since 1998                  Professor of Law, University of
Age 44                                                                        California at Los Angeles School of Law
The Eaton Vance                                                               (since July 2001). Formerly, Professor
Building                                                                      of Law, Georgetown University Law Center
255 State Street                                                              (prior to July 2001).
Boston, MA 02109
Jack L. Treynor          Trustee          Trustee Since 1984                  Investment Adviser and Consultant.
Age 72
The Eaton Vance
Building
255 State Street
Boston, MA 02109

NAME,                     NUMBER OF PORTFOLIOS
ADDRESS                      IN FUND COMPLEX       OTHER DIRECTORSHIPS
AND AGE                  OVERSEEN BY TRUSTEE(4)    HELD
-----------------------
Lynn A. Stout                           165
Age 44
The Eaton Vance
Building
255 State Street
Boston, MA 02109
Jack L. Treynor                         167
Age 72
The Eaton Vance
Building
255 State Street
Boston, MA 02109

PRINCIPAL OFFICERS WHO ARE NOT TRUSTEES

NAME,                      POSITION(S)             TERM OF OFFICE
ADDRESS                     WITH THE                AND LENGTH OF             PRINCIPAL OCCUPATION(S)
AND AGE                       FUND                   SERVICE(3)               DURING PAST FIVE YEARS
----------------------------------------------------------------------------------------------------------------------
William H. Ahern, Jr.    Vice President   Vice President Since 1995           Vice President of EVM and BMR. Officer
Age 42                   of Trust                                             of thirty four investment companies
The Eaton Vance                                                               managed by EVM or BMR.
Building
255 State Street
Boston, MA 02109
Thomas J. Fetter         Vice President   Vice President Since 1997           Vice President of BMR and EVM. Officer
Age 58                   of Trust                                             of 112 investment companies managed by
The Eaton Vance                                                               EVM or BMR.
Building
255 State Street
Boston, MA 02109
Armin J. Lang            Vice President   Vice President Since 1999           Vice President of EVM and BMR since
Age 37                   of Trust                                             March, 1998. Previously he was a Vice
The Eaton Vance                                                               President at Standish, Ayer & Wood.
Building                                                                      Officer of twenty three investment
255 State Street                                                              companies managed by EVM or BMR.
Boston, MA 02109
Michael R. Mach          Vice President   Vice President Since 1999           Vice President of BMR and EVM since
Age 54                   of Trust                                             December 15, 1999. Previously, Managing
The Eaton Vance                                                               Director and Senior Analyst for
Building                                                                      Robertson Stephens (1998-1999); Managing
255 State Street                                                              Director and Senior Analyst for Piper
Boston, MA 02109                                                              Jaffray (1996-1998); and Senior Vice
                                                                              President, Senior Analyst and Portfolio
                                                                              Manager for Putnam Investments
                                                                              (1989-1996). Officer of twenty four
                                                                              investment companies managed by EVM or
                                                                              BMR.
Robert B. MacIntosh      Vice President   Vice President Since 1998           Vice President of BMR and EVM. Officer
Age 45                   of Trust                                             of 111 investment companies managed by
The Eaton Vance                                                               EVM or BMR.
Building
255 State Street
Boston, MA 02109

EATON VANCE TAX FREE RESERVES AS OF DECEMBER 31, 2001

MANAGEMENT AND ORGANIZATION

PRINCIPAL OFFICERS WHO ARE NOT TRUSTEES (CONTINUED)

NAME,                      POSITION(S)             TERM OF OFFICE
ADDRESS                     WITH THE                AND LENGTH OF             PRINCIPAL OCCUPATION(S)
AND AGE                       FUND                   SERVICE(3)               DURING PAST FIVE YEARS
----------------------------------------------------------------------------------------------------------------------
Duncan W. Richardson     Vice President   Vice President Since 2001           Senior Vice President and Chief Equity
Age 44                   of Trust                                             Investment Officer of EVM and BMR.
The Eaton Vance                                                               Officer of twenty seven investment
Building                                                                      companies managed by EVM or BMR.
255 State Street
Boston, MA 02109
Walter A. Row, III       Vice President   Vice President Since 2001           Director of Equity Research and Vice
Age 44                   of Trust                                             President of EVM and BMR. Officer of
The Eaton Vance                                                               twenty two investment companies managed
Building                                                                      by EVM or BMR.
255 State Street
Boston, MA 02109
Edward E. Smiley, Jr.    Vice President   Vice President Since 1999           Vice President of BMR and EVM. Officer
Age 57                   of Trust                                             of thirty four investment companies
The Eaton Vance                                                               managed by EVM or BMR.
Building
255 State Street
Boston, MA 02109
Alan R. Dynner           Secretary        Secretary Since 1997                Vice President, Secretary and Chief
Age 61                                                                        Legal Officer of BMR, EVM and EVC; Vice
The Eaton Vance                                                               President, Secretary and Clerk of EVD.
Building                                                                      Secretary of 170 funds managed by EVM
255 State Street                                                              and its affiliates.
Boston, MA 02109
James L. O'Connor        Treasurer        Treasurer Since 1989                Vice President of BMR and EVM; Vice
Age 56                                                                        President of EVD. Treasurer of 170 funds
The Eaton Vance                                                               managed by EVM and its affiliates.
Building
255 State Street
Boston, MA 02109

    The Statement of Additional Information for the Fund includes additional information about the Trustees and officers of the Fund and can be obtained without charge by calling 1-800-225-6265.

INVESTMENT ADVISER
EATON VANCE MANAGEMENT
The Eaton Vance Building
255 State Street
Boston, MA 02109

PRINCIPAL UNDERWRITER
EATON VANCE DISTRIBUTORS, INC.
The Eaton Vance Building
255 State Street
Boston, MA 02109
(617) 482-8260


CUSTODIAN
INVESTORS BANK & TRUST COMPANY
200 Clarendon Street
Boston, MA 02116


TRANSFER AGENT
PFPC, INC.
Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122


INDEPENDENT ACCOUNTANTS
PRICEWATERHOUSECOOPERS LLP
160 Federal Street
Boston, MA 02110




                                EATON VANCE FUNDS
                             EATON VANCE MANAGEMENT
                         BOSTON MANAGEMENT AND RESEARCH
                         EATON VANCE DISTRIBUTORS,INC.

                                 PRIVACY NOTICE

The Eaton Vance organization is committed to ensuring your financial privacy. This notice is being sent to comply with privacy regulations of the Securities and Exchange Commission. Each of the above financial institutions has in effect the following policy with respect to nonpublic personal information about its customers:

- Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected.


- None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account).

- Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.



        For more information about Eaton Vance's privacy policies, call:
                                 1-800-262-1122



EATON VANCE TAX FREE RESERVES
THE EATON VANCE BUILDING
255 STATE STREET
BOSTON, MA 02109

This report must be preceded or accompanied by a current prospectus which contains more complete information on the Fund, including its sales charges and expenses. Please read the prospectus carefully before you invest or send money.


277-2/02                                                                   TRSRC